Long-term Debt - Schedule of Interest Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Feb. 24, 2018	Feb. 25, 2017	Feb. 27, 2016
Debt Disclosure [Abstract]
ABL facility, senior secured and unsecured notes, term loans and debentures	$ 701.5	$ 764.3	$ 777.0
Capital lease obligations	96.3	106.8	97.0
Amortization and write off of deferred financing costs	56.1	84.4	69.3
Amortization and write off of debt discounts	16.0	22.3	12.9
Other interest expense (income)	4.9	26.0	(5.7)
Interest expense, net	$ 874.8	$ 1,003.8	$ 950.5